Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
1
3
Income Taxes
Income tax expense for the years ended
December 31, 2018,
2017
and
2016
is as follows:

(Dollars in thousands)	2018	2017	2016
Current:
Federal	$1,690	2,287	939
State	115	10	55
Total current	1,805	2,297	994
Deferred:
Federal	234	1,412	2,322
State	849	693	806
Total deferred	1,083	2,105	3,128
Income tax expense	$2,888	4,402	4,122

The reasons for the difference between the expected income tax expense utilizing the federal corporate tax rate of
21%
in
2018,
and
34%
in
2017
and
2016
and the actual income tax expense are as follows:

(Dollars in thousands)	2018	2017	2016
Expected federal income tax expense	$2,336	2,994	3,560
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	559	529	622
Tax exempt interest	(11)	(16)	(16)
Change in federal tax rate	0	1,062	0
Other, net	4	(167)	(44)
Income tax expense	$2,888	4,402	4,122

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at
December 31:

(Dollars in thousands)	2018	2017
Deferred tax assets:
Allowances for loan and real estate losses	$2,428	2,602
Deferred compensation costs	154	166
Deferred ESOP loan asset	473	487
Nonaccruing loan interest	185	221
State net operating loss carryforward	160	824
Alternative minimum tax credit carryforward	208	175
Net unrealized loss on securities available for sale	426	372
Other	91	92
Total gross deferred tax assets	4,125	4,939

Deferred tax liabilities:
Deferred loan costs	367	37
Premises and equipment basis difference	509	380
Originated mortgage servicing rights	519	482
Federal tax liability on state net operating loss carryforwards	34	280
Other	54	88
Total gross deferred tax liabilities	1,483	1,267
Net deferred tax assets	$2,642	3,672

The Company has
no
federal net operating loss carryforwards and
$1.8
million of state net operating loss carryforwards at
December 31, 2018
that expire beginning in
2023.

On
December 22, 2017
the Tax Cuts and Jobs Act became law. Among other things, this law reduced the corporate tax rate for the Company from
34%
to
21%
effective
January 1, 2018.
In accordance with current accounting guidelines, this change in the tax rate was reflected as an adjustment to the Company’s deferred tax items at
December 31, 2017.
The net result of this adjustment was to reduce the Company’s net deferred tax asset by
$1.1
million with a corresponding increase to income tax expense in the fourth
quarter of
2017.

Retained earnings at
December 31, 2018
included approximately
$8.8
million for which
no
provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the cumulative net income generated over the prior three
year period and the probability that taxable income will be generated in future periods. The Company could not
currently identify any negative evidence. Based upon this evaluation, the Company determined that no
valuation allowance was required with respect to the net deferred tax assets at
December 31, 2018
and
2017.